Consolidated Statements of Cash Flows - Supplemental Disclosure (Tables)	12 Months Ended
Dec. 31, 2023
Consolidated Statements of Cash Flows - Supplemental Disclosure
Schedule of reconciliation of liabilities arising from financing activities

Years ended December 31:	2023	2022	2021
Bonds payable, opening balance	$35,538	$35,227	$38,053
Cash flows	—	—	—
Non-cash changes:
Accretion	156	140	145
Cumulative translation adjustments	413	171	(2,971)
Bonds payable, ending balance (see Note 15)	$36,107	$35,538	$35,227

Years ended December 31:	2023	2022	2021
Lease liabilities, opening balance	$706	$767	$1,175
Cash flows	(414)	(378)	(466)
Non-cash changes:
Additions	—	295	84
Accretion	20	28	42
Cumulative translation adjustments	2	(6)	(68)
Lease liabilities, ending balance (see Note 14)	$314	$706	$767